Income Taxes - Summary of Liabilities Related to Reserve for Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reserve for uncertain tax positions, excluding interest and penalties	$ 37,337	$ 130,437	$ 160,248
Interest and penalties included in "Other liabilities"	5,164	29,232
Reserve for uncertain tax positions, including interest and penalties	$ 42,501	$ 159,669